Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	4,000,000
Common stock, shares issued (in Shares)	3,609,285	1,176,059	2,817
Common stock, shares outstanding (in Shares)	3,609,285	1,176,059	2,817
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Common stock, shares issued (in Shares)	3,020,750	3,020,750	3,891,500
Common stock, shares outstanding (in Shares)	3,020,750	3,020,750	3,891,500
Convertible Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000	0
Preferred stock, shares issued (in Shares)	7,593	0
Preferred stock, shares outstanding (in Shares)	7,593	0
Convertible Series A Preferred Stock
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized (in Shares)			1,000,000
Preferred stock, shares issued (in Shares)			403,640
Preferred stock, shares outstanding (in Shares)			403,640
Perviously Reported | Class A Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized (in Shares)		4,000,000
Common stock, shares issued (in Shares)		1,176,059
Common stock, shares outstanding (in Shares)		1,176,059
Perviously Reported | Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized (in Shares)		20,000,000
Common stock, shares issued (in Shares)		3,020,750
Common stock, shares outstanding (in Shares)		3,020,750
Perviously Reported | Convertible Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized (in Shares)		1,000,000
Preferred stock, shares issued (in Shares)		0
Preferred stock, shares outstanding (in Shares)		0